Statements of Consolidated Membership Interests (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2024
Statements of Consolidated Membership Interest [Abstract]
Units outstanding	635,000,000	635,000,000	635,000,000	635,000,000
Tax expense cash flow hedges reclassified from AOCI	$ 1	$ 1	$ 1
Cash flow hedges – loss on settlement (net of tax benefit)	$ 1	$ 0	$ 0